Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 865,000.00
Previously Paid Amount	0.00
Total Fee Amount	119.46
Total Offset Amount	0.00
Net Fee	119.46
Narrative - Max Aggregate Offering Price	$ 865,000.00
Final Prospectus	true